Subsequent Events (Details) (USD $)		1 Months Ended		12 Months Ended			1 Months Ended			1 Months Ended		0 Months Ended
	Jan. 06, 2013	Aug. 31, 2012 Twenty Twelve Convertible Notes [Member]	Jul. 31, 2012 Twenty Twelve Convertible Notes [Member]	Dec. 31, 2012 Twenty Twelve Convertible Notes [Member]	Jun. 30, 2013 Twenty Twelve Convertible Notes [Member]	Jan. 31, 2013 Twenty Twelve Convertible Notes [Member]	Mar. 29, 2013 Subsequent Event [Member] Former Director [Member]	Mar. 29, 2013 Subsequent Event [Member] Directors [Member]	Jan. 06, 2013 Subsequent Event [Member] Management [Member]	Jan. 31, 2013 Subsequent Event [Member] Warrants Issued Subsequent to Balance Sheet Date [Member]	Jan. 31, 2013 Subsequent Event [Member] Twenty Twelve Convertible Notes [Member]	Aug. 13, 2013 Subsequent Event [Member] Convertible Promissory Note [Member]
Subsequent Event [Line Items]
Continued sales of convertible debt		$ 900,000	$ 1,900,000								$ 425,000
Principal issued		900,000	1,900,000	3,050,000	3,475,000	425,000						750,000
Debt interest rate			12.00%	12.00%								12.00%
Debt maturity date			Jul. 13, 2013	Jul. 13, 2013							Jul. 13, 2013	Oct. 31, 2013
Conversion price			$ 0.25	$ 0.25							$ 0.25	$ 0.25
Number of shares of common stock warrants can be exercised for			200,000	200,000		850,000				850,000
Exercise price of warrants										0.25
Warrant term length			5 years	5 years						5 years
Settled by issuance of stock							258,553
Shares issued for services							200,000
Value of shares issued for services							$ 15,000	$ 51,500
Shares authorized for issuance	529,100							686,667	529,100